Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(3)	Year-end value of $100 invested on 03/21/2024 in:		Net Income (in millions) ($)(6)	Company-Selected Measure: Revenue (in millions) ($)(7)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)

2024	2,613,869	861,753,126	6,947,158	155,342,721	324.03	118.17	(484)	1,300

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Amounts shown are the total compensation as calculated in the Summary Compensation Table for our Chief Executive Officer (Mr. Huffman) and the average for our non-PEO NEOs (Messrs. Vollero, Slowe, and Lee and Ms. Wong).
Peer Group Issuers, Footnote	The peer group used for the purpose of this disclosure in each covered year is the Dow Jones Internet Composite Index (DJINET) which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. This column assumes $100.00 was invested in this peer group on March 21, 2024 (same period as used for footnote (4) above).
PEO Total Compensation Amount	$ 2,613,869
PEO Actually Paid Compensation Amount	$ 861,753,126
Adjustment To PEO Compensation, Footnote	Amounts shown reflect “compensation actually paid” for our Chief Executive Officer and the average compensation actually paid for our non-PEO NEOs, calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the Summary Compensation Table to determine compensation actually paid (with fair value measured at year-end rather than at grant) are shown in the table below.

	CEO	Average Non-PEO NEOs
Year	12/31/2024 ($)	12/31/2024 ($)

Total Compensation from Summary Compensation Table	2,613,869	6,947,158
Adjustments for Equity Awards:
Adjustment for grant date values in the Summary Compensation Table	—	(5,576,457)
Year-end fair value of unvested awards granted in the current year	—	13,194,675
Year-over-year difference of year-end fair values for unvested awards granted in prior years	735,588,807	113,569,011
Fair values at vest date for awards granted and vested in current year	—	3,427,088
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	123,550,450	23,781,247
Compensation Actually Paid (as calculated)	861,753,126	155,342,721
No dividends or earnings were paid, and there were no changes in pension values as we do not sponsor any pensions.

Non-PEO NEO Average Total Compensation Amount	$ 6,947,158
Non-PEO NEO Average Compensation Actually Paid Amount	$ 155,342,721
Adjustment to Non-PEO NEO Compensation Footnote	Amounts shown reflect “compensation actually paid” for our Chief Executive Officer and the average compensation actually paid for our non-PEO NEOs, calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the Summary Compensation Table to determine compensation actually paid (with fair value measured at year-end rather than at grant) are shown in the table below.

	CEO	Average Non-PEO NEOs
Year	12/31/2024 ($)	12/31/2024 ($)

Total Compensation from Summary Compensation Table	2,613,869	6,947,158
Adjustments for Equity Awards:
Adjustment for grant date values in the Summary Compensation Table	—	(5,576,457)
Year-end fair value of unvested awards granted in the current year	—	13,194,675
Year-over-year difference of year-end fair values for unvested awards granted in prior years	735,588,807	113,569,011
Fair values at vest date for awards granted and vested in current year	—	3,427,088
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	123,550,450	23,781,247
Compensation Actually Paid (as calculated)	861,753,126	155,342,721
No dividends or earnings were paid, and there were no changes in pension values as we do not sponsor any pensions.

Tabular List, Table	Revenue •DAUq •Adjusted EBITDA
Total Shareholder Return Amount	$ 324.03
Peer Group Total Shareholder Return Amount	118.17
Net Income (Loss)	$ (484,000,000)
Company Selected Measure Amount	1,300,000,000
PEO Name	Mr. Huffman
Additional 402(v) Disclosure	Stock options are valued as of the applicable measurement date using a Black-Scholes model, with assumptions consistent with those used for grant date fair value under ASC 718.Total Shareholder Return reflects the cumulative total return of an initial $100 investment in our Class A common stock, measured from March 21, 2024 (the date our Class A common stock began trading on the NYSE). Historic stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal years.Reflects the Net Income reported in our audited financial statements for the fiscal year.Revenue, in our view, represents the most important financial performance measure used to link compensation actually paid to our CEO and non-PEO NEOs to our performance for 2024 because it was weighted as 40% of our annual cash bonus incentive opportunity funding in 2024, the highest weighted financial measure for such funding.
We completed our initial public offering in 2024. Compensation actually paid, as defined by SEC rules, reflects adjustments to the value of equity awards based on factors such as year-end stock price, but does not represent actual payouts. Compensation actually paid generally moves with our stock price. While net income was not part of our 2024 compensation program, revenue served as the highest-weighted financial performance measure under our annual bonus incentive opportunity. The relationship between TSR, the financial measures shown, and compensation actually paid is expected to become more meaningful over time as we establish a longer track record as a public company.
SEC rules require that “compensation actually paid” include the fair value of unvested awards as of December 31, 2024, which would be $861.8 million for our Chief Executive Officer (even though this value does not represent the amount of compensation actually earned, realized, or received) compared to $2.6 million in the Summary Compensation Table. The “average compensation actually paid” for our non-PEO NEOs, which also includes the fair value of unvested awards as of December 31, 2024, was $155.3 million (which also does not reflect the amount of compensation actually earned, realized, or received) compared to a Summary Compensation Table average of $6.9 million. Before any value is realized by the Named Executive Officers with respect to equity awards, certain vesting conditions must be satisfied as described above in “—Outstanding Equity Awards at 2024 Year-End Table.” The differences between CAP and Summary Compensation Table figures were primarily driven by significant increases in our stock price from our March 2024 IPO through year-end. Net loss for 2024 was $(484.3) million and revenue was $1.3 billion.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	DAUq
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	735,588,807
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,550,450
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,576,457)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,194,675
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,569,011
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,427,088
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,781,247